7.Subsequent Events:	3 Months Ended
Aug. 31, 2011
Subsequent Events [Text Block]
7.	Subsequent Events:

Share reverse split — On September 8, 2010, in the second quarter of FY 2012 the Company reverse split its shares at a rate of 8 to 1 resulting in total shares outstanding changing from 38,579,925 to 4,822,491.

Proposed Capital Raise — In October 2011 the Company reinstated a Term Sheet originally signed in August, 2011 with a private capital source describing the provision of a Financing Facility to the Company having a face value of $1.5 million; to be made available in $500,000 tranches in exchange for purchasing the Company's stock under a proposed S1 registration statement at 85% of the lowest daily volume average share price over a five (5) trading day period once the Company calls for the funding.  The agreement would remain in force for 24 months from the date of contemplated execution.

While this Term Sheet is not binding on either party, it signifies a willingness by the capital group to create a Financing Facility Agreement for the Company's consideration that should be available for the Company's review and possible approval/execution in early November 2011.

The final facility, if approved and subsequently executed, the Company will pay a document preparation fee to the funding source of $10,000 as well as 50,000 shares (post reverse split) of the Company's restricted stock in consideration of the Facility's creation and funds availability.  The Company will also bear the cost of the creation, filing, and acceptance of an S1 document related to this facility should the Company approve and subsequently execute the Facility Agreement

As of this filing the Company is still in the process of negotiating terms prior to formally entering into this agreement.

Adoption of audit, nominating, corporate governance charter, reimbursement policy, organization and compensation guideline — In a board meeting held October 2, 2011, the Company unanimously adopted the above mentioned charters, policies and guidelines.

Additional public registration — As of the date of this filing the Company has filed an application with the Committee on Uniform Security Identification Procedures (CUSIP) to secure their registration number.  They have also completed the necessary filings with the Financial Industry Regulator Authority (FINRA) and signed a contract with a market maker to facilitate the trading of their stock once cleared for trading.

Related party transactions — The Company leases an apartment in Shanghai for the usage of Warren Wang, CEO and his family.  As disclosed in the preceding notes, the Company purchased the outstanding stock held by the majority shareholder during the first quarter of 2012.  Additional information on this transaction is disclosed at note 2.